Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of repayments for construction to related parties

	December 31,
	2018		2017		2016
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	28,363	Ps.	44,254	Ps.	—
ICA Constructora, S.A. de C.V. (1)		6,859		44,264		—
Actica Sistemas, S.A. de C.V. (1)		—		5,887		—
Ingenieros Civiles Asociados, S.A. de C.V. (1)		—		—		37,866
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		3,125		3,612		8,166
	Ps.	38,347	Ps.	98,017	Ps.	46,032

Schedule of accounts payable with related parties

	December 31,
Payable:	2018		2017		2016
Empresas ICA, S.A.B. de C.V. “EMICA”(1)	Ps.	—	Ps.	—	Ps.	18,763
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (2)		140,294		82,501		74,266
Nacional Hispana Hoteles, S. de R. L. de C. V. (2)		—		—		5,316
Operadora Nacional Hispana, S.A. de C.V.(2)		6,900		7,985		6,110
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(2)		5,947		4,773		26,325
ICA Ingeniería S. A. de C. V.(2)		367		367		7,155
Actica Sistemas, S. de R.L. de C.V.		5,588		1,496		1,760
Grupo ICA, S.A. de C.V.		—		16,592		—
GGA Capital, S.A.P.I. de C.V.		61,250		14,700		—
ICA Constructora de Infraestructura, S.A. de C.V.		5,222		783		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		634		825		633
	Ps.	226,202	Ps.	130,022	Ps.	140,328
(1)	Affiliated company

The balance payable to GGA Capital, S.A.P.I. of C.V. for $61,250 and $14,700 corresponds to short term loans as of December 31, 2018 and 2017. Loans generated interest at a 91-day TIIE rate plus 3.5 percentage points, the interest rate was 11.85% and 10.89%, respectively.

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2018		2017		2016
Capital Investment:
Hotel	Ps.	—	Ps.	—	Ps.	340
Industrial warehouse		94,938		46,172		103,235
Expenses:
Technical assistance payments received		172,610		135,074		117,987
Administrative services		68,807		66,783		51,950
Lease’s revenues		258
Major maintenance and improvements on concessioned assets:
Platform		46,889		10,405		—
Maintenance		226		—		—
Improvements to concessioned assets:
Construction terminal		306,665		210,098		—
Platform		—		—		21,694
Rain channels		5,956		—		—